UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement
                                  [  ] adds new holdings entries.
Institutional Investment Manage Filing this Report:

Name:     Pier Capital, LLC.
Address:  One Stamford Plaza, 10th Floor
          263 Tresser Blvd.
          Stamford, CT 06901
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Veronica Gallardo
Title:  Chief Compliance Officer
Phone:  203-425-1440
Signature, Place, and Date
Veronica Gallardo, Stamford, CT  November 29, 2004

Report type (Check only one):
[ ]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[X]  13F COMBINATION REPORT


List of Other Managers Reporting for this Manger:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of other included Managers: 0
Form 13F Information Table Entry Total: 140
Form 13F Information Table Value Total: $554,767 thousands

List of Other Included Managers:
01 SEB Asset Management America Inc.
02 Hillswick Asset Management, LLC.
03


FORM 13F INFORMATION TABLE
	Title		Value	Shares/	SH/	Investment	Other		Voting
Name of Issuer	of Class	Cusip	(x $1000)	PRN AMT	PRN	Discretion	Managers	Authority
Asset Acceptance Capital	COM	04543P100	1,683 	99,160 	SH	sole	01	02	NONE
Acxiom Corp	COM	005125109	3,900 	164,300 	SH	sole	01	02	NONE
Affiliated Managers Group	COM	008252108	6,908 	129,030 	SH	sole	01	02	NONE
Amkor Technology Inc	COM	031652100	1,508 	413,270 	SH	sole	01	02	NONE
Ameritrade Holding Corp	COM	03074K100	3,640 	303,100 	SH	sole	01	02	NONE
Abercrombie & Fitch Co-CL A	COM	002896207	9,125 	289,670 	SH	sole	01	02	NONE
Anteon International Corp	COM	03674E108	5,978 	163,110 	SH	sole	01	02	NONE
Applebee's Intl Inc	COM	037899101	3,022 	119,550 	SH	sole	01	02	NONE
Aquantive Inc	COM	03839G105	659 	68,290 	SH	sole	01	02	NONE
American Science & Engineering	COM	029429107	2,369 	71,900 	SH	sole	01	02	NONE
Audiocodes Ltd	COM	M15342104	6,436 	511,160 	SH	sole	01	02	NONE
Avaya Inc	COM	053499109	3,895 	279,400 	SH	sole	01	02	NONE
Avery Dennison Corp	COM	053611109	1,789 	27,200 	SH	sole	01	02	NONE
Bed Bath & Beyond Inc	COM	075896100	3,370 	90,800 	SH	sole	01	02	NONE
Best Buy Co Inc	COM	086516101	3,357 	61,900 	SH	sole	01	02	NONE
Bard (C.R.) Inc	COM	067383109	3,975 	70,200 	SH	sole	01	02	NONE
Brookstone Inc	COM	114537103	1,853 	98,110 	SH	sole	01	02	NONE
Boston Private Financial Holdi	COM	101119105	1,919 	76,900 	SH	sole	01	02	NONE
Brooktrout Inc	COM	114580103	3,228 	356,260 	SH	sole	01	02	NONE
Bear Stearns Companies Inc	COM	073902108	442 	4,600 	SH	sole	01	02	NONE
Bucyrus International Inc-A	COM	118759109	5,833 	173,590 	SH	sole	01	02	NONE
Buffalo Wild Wings Inc	COM	119848109	3,763 	134,210 	SH	sole	01	02	NONE
Cheesecake Factory (The)	COM	163072101	3,485 	80,300 	SH	sole	01	02	NONE
Champion Enterprises Inc	COM	158496109	7,865 	764,370 	SH	sole	01	02	NONE
Chordiant Software Inc	COM	170404107	226 	77,650 	SH	sole	01	02	NONE
O'Charleys Inc	COM	670823103	1,038 	63,680 	SH	sole	01	02	NONE
Computer Learning Centers	COM	205199102	0 	295 	SH	sole	01	02	NONE
Candela Corp	COM	136907102	3,974 	344,350 	SH	sole	01	02	NONE
Centene Corp	COM	15135B101	3,898 	91,550 	SH	sole	01	02	NONE
Coach Inc	COM	189754104	4,827 	113,800 	SH	sole	01	02	NONE
Cooper Cos Inc	COM	216648402	4,655 	67,900 	SH	sole	01	02	NONE
Progress Energy Inc-CVO	COM	743263AA3	0 	15,300 	SH	sole	01	02	NONE
Ctrip.com International-ADR	COM	22943F100	4,167 	120,080 	SH	sole	01	02	NONE
Cognizant Tech Solutions Crp	COM	192446102	13,606 	445,960 	SH	sole	01	02	NONE
Commercial Vehicle Group Inc	COM	202608105	5,262 	332,200 	SH	sole	01	02	NONE
Direct General Corp	COM	25456W204	7,322 	253,190 	SH	sole	01	02	NONE
Digitas Inc	COM	25388K104	0 	50 	SH	sole	01	02	NONE
EGL Inc	COM	268484102	4,628 	152,930 	SH	sole	01	02	NONE
Ecolab Inc	COM	278865100	3,619 	115,100 	SH	sole	01	02	NONE
Estee Lauder Companies-CL A	COM	518439104	3,816 	91,300 	SH	sole	01	02	NONE
Syneron Medical Ltd	COM	M87245102	2,382 	134,400 	SH	sole	01	02	NONE
Encysive Pharmaceuticals Inc	COM	29256X107	2,139 	236,900 	SH	sole	01	02	NONE
Encore Medical Corp	COM	29256E109	590 	118,500 	SH	sole	01	02	NONE
Edge Petroleum Corp	COM	279862106	4,251 	266,190 	SH	sole	01	02	NONE
Epix Pharmaceuticals Inc	COM	26881Q101	3,691 	191,140 	SH	sole	01	02	NONE
Equinix Inc	COM	29444U502	3,110 	101,078 	SH	sole	01	02	NONE
Electronic Arts Inc	COM	285512109	2,727 	59,300 	SH	sole	01	02	NONE
Fastenal Co	COM	311900104	3,588 	62,300 	SH	sole	01	02	NONE
Fairchild Semicon Intl -CL A	COM	303726103	2,650 	187,000 	SH	sole	01	02	NONE
Manning (Greg) Auctions Inc	COM	563823103	3,615 	323,040 	SH	sole	01	02	NONE
Guitar Center Inc	COM	402040109	6,455 	149,070 	SH	sole	01	02	NONE
Getty Images Inc	COM	374276103	3,484 	63,000 	SH	sole	01	02	NONE
Healthextras Inc	COM	422211102	3,710 	266,140 	SH	sole	01	02	NONE
Harris Interactive Inc	COM	414549105	4,141 	628,400 	SH	sole	01	02	NONE
Inamed Corp	COM	453235103	3,891 	81,620 	SH	sole	01	02	NONE
Infosys Technologies-SP ADR	COM	456788108	4,064 	71,800 	SH	sole	01	02	NONE
IPayment Inc	COM	46262E105	3,605 	89,773 	SH	sole	01	02	NONE
Intl Rectifier Corp	COM	460254105	2,710 	79,000 	SH	sole	01	02	NONE
Inveresk Research Group Inc	COM	461238107	3,372 	91,400 	SH	sole	01	02	NONE
Iron Mountain Inc	COM	462846106	3,605 	106,500 	SH	sole	01	02	NONE
IVILLAGE Inc	COM	46588H105	2,771 	461,840 	SH	sole	01	02	NONE
Jakks Pacific Inc	COM	47012E106	4,208 	182,965 	SH	sole	01	02	NONE
51Job Inc ADR	COM	316827104	4,582 	220,820 	SH	sole	01	02	NONE
JOS A Bank Clothiers Inc	COM	480838101	4,413 	159,447 	SH	sole	01	02	NONE
Joy Global Inc	COM	481165108	14,228 	413,850 	SH	sole	01	02	NONE
Kinetic Concepts Inc	COM	49460W208	3,547 	67,500 	SH	sole	01	02	NONE
Keystone Automotive Inds Inc	COM	49338N109	3,241 	147,330 	SH	sole	01	02	NONE
Korn Ferry International Inc	COM	500643200	288 	15,800 	SH	sole	01	02	NONE
Kohls Corp	COM	500255104	3,474 	72,100 	SH	sole	01	02	NONE
China Life Insurance Co-ADR	COM	16939P106	2,003 	78,500 	SH	sole	01	02	NONE
Lifecell Corporation	COM	531927101	4,696 	469,640 	SH	sole	01	02	NONE
LKQ Corp	COM	501889208	4,244 	232,320 	SH	sole	01	02	NONE
Laserscope	COM	518081104	9,376 	462,531 	SH	sole	01	02	NONE
Life Time Fitness Inc	COM	53217R207	10,326 	402,420 	SH	sole	01	02	NONE
Lyondell Chemical Company	COM	552078107	4,721 	210,200 	SH	sole	01	02	NONE
Mercantile Bank Corp	COM	587376104	5,278 	151,490 	SH	sole	01	02	NONE
Millennium Chemicals Inc	COM	599903101	6,979 	329,040 	SH	sole	01	02	NONE
Moody's Corp	COM	615369105	3,311 	45,200 	SH	sole	01	02	NONE
Marshall & Ilsley Corp	COM	571834100	3,724 	92,400 	SH	sole	01	02	NONE
Medicis Pharmaceutical-Cl A	COM	584690309	3,201 	82,000 	SH	sole	01	02	NONE
MSC Industrial Direct Co-A	COM	553530106	4,226 	123,990 	SH	sole	01	02	NONE
National Instruments Corp	COM	636518102	3,690 	121,900 	SH	sole	01	02	NONE
Natures Sunshine Prods Inc	COM	639027101	4,691 	309,257 	SH	sole	01	02	NONE
Netmanage Inc	COM	641144308	1,713 	315,399 	SH	sole	01	02	NONE
Netflix Inc	COM	64110L106	958 	62,100 	SH	sole	01	02	NONE
Niku Corp	COM	654113703	3,376 	222,100 	SH	sole	01	02	NONE
Ness Technologies Inc	COM	64104X108	8,153 	640,980 	SH	sole	01	02	NONE
Nu Skin Enterprises Inc - A	COM	67018T105	4,809 	204,550 	SH	sole	01	02	NONE
Novatel Wireless Inc	COM	66987M604	4,562 	194,120 	SH	sole	01	02	NONE
Omnicell Inc	COM	68213N109	4,000 	302,600 	SH	sole	01	02	NONE
ON Semiconductor Corporation	COM	682189105	3,500 	1,118,250 SH	sole	01	02	NONE
Option Care Inc	COM	683948103	3,580 	231,400 	SH	sole	01	02	NONE
Pacer International Inc	COM	69373H106	3,946 	240,620 	SH	sole	01	02	NONE
PF Chang's China Bistro Inc	COM	69333Y108	12,340 	254,490 	SH	sole	01	02	NONE
Performance Food Group Co	COM	713755106	3,537 	149,220 	SH	sole	01	02	NONE
Polyone Corporation	COM	73179P106	5,936 	789,350 	SH	sole	01	02	NONE
Pharmaceutical Product Devel	COM	717124101	4,438 	123,290 	SH	sole	01	02	NONE
PPG Industries Inc	COM	693506107	3,603 	58,800 	SH	sole	01	02	NONE
Primus Guaranty Ltd	COM	G72457107	3,955 	292,980 	SH	sole	01	02	NONE
Providence Service Corp	COM	743815102	4,836 	249,690 	SH	sole	01	02	NONE
Parexel International Corp	COM	699462107	1,500 	76,530 	SH	sole	01	02	NONE
Psychiatric Solutions Inc.	COM	74439H108	4,386 	173,010 	SH	sole	01	02	NONE
QC Holdings Inc	COM	74729T101	4,225 	265,240 	SH	sole	01	02	NONE
Quality Distribution Inc	COM	74756M102	1,826 	298,828 	SH	sole	01	02	NONE
RecordLab Corporation	COM	75626L109	0 	2,744 	SH	sole	01	02	NONE
RF Monolithics Inc	COM	74955F106	2,409 	342,656 	SH	sole	01	02	NONE
Raymond James Financial Inc	COM	754730109	439 	18,180 	SH	sole	01	02	NONE
Restoration Hardware Inc	COM	760981100	3,128 	603,890 	SH	sole	01	02	NONE
Sapient Corporation	COM	803062108	5,749 	753,490 	SH	sole	01	02	NONE
Satyam Computer Services ADR	COM	804098101	1,845 	79,800 	SH	sole	01	02	NONE
Signature Bank 	COM	82669g104	3,300 	123,350 	SH	sole	01	02	NONE
Sepracor Inc	COM	817315104	3,561 	73,000 	SH	sole	01	02	NONE
Spherion Corporation	COM	848420105	3,215 	411,170 	SH	sole	01	02	NONE
SI International Inc	COM	78427V102	219 	10,000 	SH	sole	01	02	NONE
Sirva Inc	COM	82967Y104	8,505 	371,390 	SH	sole	01	02	NONE
Spinnaker Exploration Co	COM	84855W109	4,214 	120,250 	SH	sole	01	02	NONE
Greenfield Online	COM	395150105	3,195 	157,329 	SH	sole	01	02	NONE
Argon ST Inc	COM	040149106	1,908 	67,900 	SH	sole	01	02	NONE
Taro Pharmaceutical Industries	COM	M8737E108	1,374 	58,780 	SH	sole	01	02	NONE
Terex Corp	COM	880779103	5,212 	120,100 	SH	sole	01	02	NONE
Tekelec	COM	879101103	6,525 	391,210 	SH	sole	01	02	NONE
Trimble Navigation Ltd	COM	896239100	7,744 	245,050 	SH	sole	01	02	NONE
Tractor Supply Company	COM	892356106	9,445 	300,402 	SH	sole	01	02	NONE
Therma-Wave Inc	COM	88343A108	2,306 	678,340 	SH	sole	01	02	NONE
Ulticom Inc	COM	903844108	2,467 	167,050 	SH	sole	01	02	NONE
Ultra Petroleum Corp	COM	903914109	5,675 	115,700 	SH	sole	01	02	NONE
Urban Outfitters Inc	COM	917047102	3,750 	109,000 	SH	sole	01	02	NONE
Univision Communications-A	COM	914906102	2,867 	90,700 	SH	sole	01	02	NONE
Ventana Medical Systems	COM	92276H106	2,623 	52,000 	SH	sole	01	02	NONE
Verilink Corp	COM	923432108	530 	299,496 	SH	sole	01	02	NONE
Verint Systems Inc.	COM	92343X100	8,842 	240,000 	SH	sole	01	02	NONE
Ventiv Health Inc	COM	922793104	4,159 	245,395 	SH	sole	01	02	NONE
Waters Corp	COM	941848103	3,638 	82,500 	SH	sole	01	02	NONE
WellCare Health Plans Inc	COM	94946T106	6,077 	320,680 	SH	sole	01	02	NONE
Whole Foods Market Inc	COM	966837106	3,749 	43,700 	SH	sole	01	02	NONE
WJ Communications Inc	COM	929284107	800 	327,750 	SH	sole	01	02	NONE
Williams-Sonoma Inc	COM	969904101	3,830 	102,000 	SH	sole	01	02	NONE
Wintrust Financial Corp	COM	97650W108	4,711 	82,250 	SH	sole	01	02	NONE
Zilog Inc	COM	989524301	3,644 	631,554 	SH	sole	01	02	NONE
Zoran Corp	COM	98975F101	3,895 	247,770 	SH	sole	01	02	NONE
